SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted		$ 35.94	$ 15.46
Share repurchase program					$ 100,000
Ordinary share repurchased, shares	251,738
Ordinary share repurchased	$ 21,416
Total intrinsic value of options outstanding	15,271	$ 15,271	$ 58,835
Total intrinsic value of options exercisable at year-end	12,956	12,956	41,117
Total intrinsic value of options exercised		$ 14,523	$ 18,571	$ 10,463
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation cost related to non-vested employee options	209	$ 209
Unrecognized compensation cost, recognition period		4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options contractual term		10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Unrecognized compensation cost related to unvested restricted shares	$ 23,514	$ 23,514
Total intrinsic value of RSU's vested		$ 16,907	$ 17,341	$ 6,344
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%